SHORT-TERM BORROWINGS (Tables) - Gravitics Inc [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SCHEDULE OF SHORT TERM BORROWINGS
	As of	As of
	June 30, 2026	December 31, 2025
Due to related parties	$-	$45
Due to employees	-	28
Third party borrowings	340	300
Total short-term borrowings	$340	$373

The following table summarizes the outstanding borrowings as of December 31, 2025 and 2024 (amounts in thousands):

	December 31,
	2025	2024
Due to related parties	$45	$-
Due to employees	28	-
Third party borrowings	300	300
Total short-term borrowings	$373	$300

SCHEDULE OF LEASE COST

The components of lease cost for the three and six months ended June 30, 2026 and 2025 were as follows (amounts in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Operating lease cost	$175	$178	$351	$354
Variable lease cost	93	17	151	30
Total lease cost	$268	$195	$502	$384

The components of lease cost for the years ended December 31, 2025 and 2024 were as follows (amounts in thousands):

	Year Ended December 31,
	2025	2024
Operating lease cost	$702	$702
Variable lease cost	134	228
Total lease cost	$836	$930

SCHEDULE OF OTHER INFORMATION RELATED LEASE

Other information related to leases are as follows (amounts in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Supplemental cash flow information:
Cash paid for amounts included in the measurement of lease liabilities:
Cash used in operations for operating leases	$190	$132	$330	$272

	As of	As of
	June 30, 2026	December 31, 2025
Weighted-average remaining lease term - operating leases (years)	2.8	3.3
Weighted-average discount rate - operating leases	8.3%	8.3%

Other information related to leases as of December 31, 2025 and 2024 were as follows (dollar amounts in thousands):

	Year Ended December 31,
	2025	2024
Supplemental cash flow information:
Cash paid for amounts included in the measurement of lease liabilities:
Cash used in operations for operating leases	$545	$524

	December 31,
	2025	2024
Weighted-average remaining lease term - operating leases (years)	3.3	4.3
Weighted-average discount rate - operating leases	8.3%	8.3%

SCHEDULE OF LEASE LIABILITIES NONCANCELLABLE LEASES

Maturities of lease liabilities under noncancellable leases as of December 31, 2025 are as follows (amounts in thousands):

2026	$567
2027	590
2028	613
2029	212
Total lease payments	1,982
Less imputed interest	(261)
Total lease liabilities	$1,721

Current portion of lease liabilities	$441
Lease liabilities, net of current portion	1,280
$1,721